Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses
	March 31, 2019	June 30, 2018
Research and development	$9,700	$10,400
Professional fees	132,900	173,600
Interest on promissory notes	-	371,600
Accrued vacation	77,800	48,000
Litigation settlement, net	750,000	-
Other	50,600	55,900
Total	$1,021,000	$659,500

	June 30, 2018	June 30, 2017
Research and development	$10,400	$-
Professional fees	173,600	293,400
Interest on promissory notes	371,600	-
Accrued vacation	48,000	56,900
Other	55,900	44,300
Total	$659,500	$394,600